Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	2012	2013
Audit fees	$159	$255
Legal fees	7	159
Other professional fees	26	262
Vessel Operating and voyage expenses	1,835	1,734
Loan interest and financing fees	1,395	1,091
Total Accrued Liabilities	$3,422	$3,501